Income Tax - Summary of Movement in Recognized Deferred Tax Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	€ 30,993	€ 33,744		€ 41,259
Recognized in profit/(loss)	1,570	(4,465)		(6,523)
Recognized in equity	168	1,835		(1,224)
Acquisitions	2,764
Effects of movements in exchange rates	(130)	(121)		232
Ending balance	35,365	30,993		33,744
Offset deferred tax liabilities	(10,895)
Net deferred tax assets/(liabilities)	24,470	20,370	[1]	23,024	[1]
Property, plant and equipment, and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12,234	12,581		13,428
Recognized in profit/(loss)	(1,119)	(348)		(858)
Acquisitions	1,779
Effects of movements in exchange rates	(10)	1		11
Ending balance	12,884	12,234		12,581
Offset deferred tax liabilities	(6,045)
Net deferred tax assets/(liabilities)	6,839
Tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,997	18,356		22,912
Recognized in profit/(loss)	2,355	(3,071)		(3,553)
Recognized in equity	205	1,835		(1,224)
Acquisitions	915
Effects of movements in exchange rates	(89)	(123)		221
Ending balance	20,383	16,997		18,356
Offset deferred tax liabilities	(3,242)
Net deferred tax assets/(liabilities)	17,141
Provision onerous contracts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		484		1,575
Recognized in profit/(loss)		(484)		(1,091)
Ending balance				484
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,762	2,323		3,344
Recognized in profit/(loss)	334	(562)		(1,021)
Recognized in equity	(37)
Acquisitions	70
Effects of movements in exchange rates	(31)	1
Ending balance	2,098	€ 1,762		€ 2,323
Offset deferred tax liabilities	(1,608)
Net deferred tax assets/(liabilities)	€ 490

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.